Loan Level Exceptions
Run Date - 4/8/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXXX	XXXXXX	DROPPED		XXXXXX		1	1	1	1	1	1	1	1
XXXXXX	XXXXXX	RPL2005	XXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The HOI evidence of insurance (Page X does not specify if coverage included all the extended perils and does not excluded from coverage (in whole or part) windstorm, hurricane, hail damages, or any perils that are normally included under extended coverage.

*** (CURED) Title policy missing - EV R
																COMMENT: The preliminary title (Page X) does not reflect a title insurance coverage amount. Title insurance documentation to evidence coverage of $XXX,XXX (Page X) was missing.